Restatement of Condensed Consolidated Balance Sheet and Related Statements of Operations and Cash Flows - Schedule of Restatement (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total other income (expense), net	$ 487	$ (1,980)	$ 1,797	$ (5,447)	$ (3,228)	$ (11,871)
Total net loss	$ (2,069)	(5,187)	$ (4,284)	(13,639)	(14,763)	(23,912)
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock
Net loss attributable to common stockholders	$ (2,069)	$ (11,465)	$ (4,284)	$ (19,917)	$ (21,041)	$ (23,912)
Net loss per share attributable to common stockholders: Basic and diluted	$ (0.68)	$ (5.97)	$ (1.47)	$ (15.21)	$ (13.63)	$ (66.05)
Weighted average common shares outstanding: Basic and diluted	3,022,073	1,920,745	2,918,240	1,309,286	1,543,735	362,021
Common stock, $0.01 par value	$ 30		$ 30		$ 22	$ 9
Additional paid-in capital	225,733		225,733		222,513	210,760
Accumulated deficit	(215,323)		(215,323)		(211,300)	(196,537)
Total stockholders' equity	10,440		10,440		11,235	14,232	$ 6,907
Derivative liabilities, current portion	1,031		1,031		3,137
Scenario, Previously Reported [Member]
Total other income (expense), net	(259)	$ (1,131)	(989)	$ (4,598)	(5,063)
Total net loss	$ (2,815)		$ (7,070)
Total net loss/comprehensive loss		$ (4,338)		$ (12,790)	$ (16,598)
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock		(2,499)		(2,499)	(6,278)
Net loss attributable to common stockholders	$ (2,815)	$ (6,837)	$ (7,070)	$ (15,289)	$ (22,876)
Net loss per share attributable to common stockholders: Basic and diluted	$ (0.93)	$ (3.56)	$ (2.42)	$ (11.68)	$ (14.82)
Weighted average common shares outstanding: Basic and diluted	3,022,073	1,920,745	2,918,240	1,309,286	1,543,735
Common stock, $0.01 par value	$ 30	$ 22	$ 30	$ 22	$ 22
Additional paid-in capital	231,647	226,630	231,647	226,630	227,486
Accumulated deficit	(220,206)	(209,327)	(220,206)	(209,327)	(213,135)
Total stockholders' equity	11,471	17,325	11,471	17,325	14,373
Derivative liabilities, current portion
Restatement 1 - Accretion of a Discount [Member]
Total other income (expense), net
Total net loss/comprehensive loss
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock		(3,779)		(3,779)
Net loss attributable to common stockholders		$ (3,779)		$ (3,779)
Net loss per share attributable to common stockholders: Basic and diluted		$ (1.97)		$ (2.88)
Weighted average common shares outstanding: Basic and diluted
Common stock, $0.01 par value
Additional paid-in capital
Accumulated deficit
Total stockholders' equity
Derivative liabilities, current portion
As Restated After Restatement 1 [Member]
Total other income (expense), net		(1,131)		(4,598)
Total net loss/comprehensive loss		$ (4,338)		$ (12,790)
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock		(6,278)		(6,278)
Net loss attributable to common stockholders		$ (10,616)		$ (19,068)
Net loss per share attributable to common stockholders: Basic and diluted		$ (5.53)		$ (14.56)
Weighted average common shares outstanding: Basic and diluted		1,920,745		1,309,286
Common stock, $0.01 par value		$ 22		$ 22
Additional paid-in capital		226,630		226,630
Accumulated deficit		(209,327)		(209,327)
Total stockholders' equity		17,325		17,325
Derivative liabilities, current portion
Restatement 2 - Warrant Liability [Member]
Total other income (expense), net		(849)		(849)	1,835
Total net loss/comprehensive loss		$ (849)		$ (849)	$ 1,835
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock
Net loss attributable to common stockholders		$ (849)		$ (849)	$ 1,835
Net loss per share attributable to common stockholders: Basic and diluted		$ (0.44)		$ (0.65)	$ 1.19
Weighted average common shares outstanding: Basic and diluted
Common stock, $0.01 par value
Additional paid-in capital		$ (4,973)		$ (4,973)	(4,973)
Accumulated deficit		(849)		(849)	1,835
Total stockholders' equity		(5,822)		(5,822)	(3,138)
Derivative liabilities, current portion		5,822		5,822	3,137
As Restated After Restatement 1 and 2 [Member]
Total other income (expense), net		(1,980)			(3,228)
Total net loss/comprehensive loss		$ (5,187)			$ (14,763)
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock		(6,278)			(6,278)
Net loss attributable to common stockholders		$ (11,465)			$ (21,041)
Net loss per share attributable to common stockholders: Basic and diluted		$ (5.97)			$ (13.63)
Weighted average common shares outstanding: Basic and diluted		1,920,745			1,543,735
Common stock, $0.01 par value		$ 22		22	$ 22
Additional paid-in capital		221,657		221,657	222,513
Accumulated deficit		(210,176)		(210,176)	(211,300)
Total stockholders' equity		11,503		11,503	11,235
Derivative liabilities, current portion		$ 5,822		5,822	$ 3,137
As Restated After Restatement 1 and 2 [Member]
Total other income (expense), net				(5,447)
Total net loss/comprehensive loss				$ (13,639)
Deemed dividend related to beneficial conversion feature and accretion of a discount Series A preferred stock				(6,278)
Net loss attributable to common stockholders				$ (19,917)
Net loss per share attributable to common stockholders: Basic and diluted				$ (15.21)
Weighted average common shares outstanding: Basic and diluted				1,309,286